UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  June 13, 2013 to July 12, 2013

  Commission File Number of issuing entity: 333-171508-03

  GS Mortgage Securities Trust 2012-GCJ7
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-171508

  GS Mortgage Securities Corporation II
  (Exact name of depositor as specified in its charter)

  Citigroup Global Markets Realty Corp.
  Goldman Sachs Mortgage Company
  Archetype Mortgage Funding I LLC
  Jefferies LoanCore LLC
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3880056
  38-3880057
  38-3880058
  38-3880059
  38-3880060
  38-3880061
  38-7047664
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-AB                          ______     ______   ___X___       ___________
  A-S                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  D                             ______     ______   ___X___       ___________
  E                             ______     ______   ___X___       ___________
  F                             ______     ______   ___X___       ___________
  G                             ______     ______   ___X___       ___________
  R                             ______     ______   ___X___       ___________
  S                             ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________
  X-B                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On July 12, 2013 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2012-GCJ7.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2012-GCJ7 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from June 13, 2013 to July 12, 2013.

  The Depositor has filed a Form ABS-15G on February 14, 2013. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

  Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on May 14, 2013. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

  Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2013. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

  Archetype Mortgage Capital LLC, the direct parent of Archetype Mortgage Funding I LLC, one of the sponsors, has filed a Form ABS-15G on February 8, 2013. The CIK number of Archetype Mortgage Capital LLC is 0001548405. There is no new activity to report at this time.

  Jefferies LoanCore LLC ("JLC"), one of the sponsors, has filed a Form ABS-15G on February 13, 2013. The CIK number of JLC is 0001555524. There is no new activity to report at this time.

  Part II - OTHER INFORMATION

  Item 8. Other Information.

  Deutsche Bank National Trust Company ("Deutsche Bank") currently acts as trustee ("Trustee") on behalf of the holders of the GS Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ7 Trust. Section 8.06 of the Pooling and Servicing Agreement requires the Trustee to maintain a rating on its unsecured long-term debt of at least
  (i) "AA (low)" by DBRS, Inc. ("DBRS") (or "A (high)" by DBRS if the Trustee has a short-term debt rating of at least "R-1 (middle)" from DBRS) (or, if not rated by DBRS, an equivalent (or higher) rating by two other NRSROs (as defined in the Pooling and Servicing Agreement) (one of which may be Moody's) or otherwise acceptable to DBRS, as confirmed by receipt of a no downgrade confirmation) and (ii) "Aa3" by Moody's Investor Services, Inc. ("Moody's") (or "A1" by Moody's if the Trustee has a short-term debt rating of at least "P-1" from Moody's) (or such other rating with respect to which DBRS, Moody's, and Morningstar Credit Ratings, LLC (collectively, the "Rating Agencies") have provided a Rating Agency Confirmation). On July 2, 2013, S&P lowered Deutsche Bank's long-term debt rating from A to A-. Deutsche Bank is not rated by DBRS. As a result of the July 2, 2013 downgrade, Deutsche Bank currently does not meet the minimum ratings requirements for the Trustee set forth in Section 8.06 of the Pooling and Servicing Agreement. Deutsche Bank has informed the Depositor that it intends to request a Rating Agency Confirmation from each of the Rating Agencies to satisfy the requirements set forth in Section 8.06 of the Pooling and Servicing Agreement.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2012-GCJ7, relating to the July 12, 2013 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  GS Mortgage Securities Corporation II
  (Depositor)

  /s/ J. Theodore Borter
  J. Theodore Borter, President

  Date: July 26, 2013

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2012-GCJ7, relating to the July 12, 2013 distribution.